Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® III Portfolio
March 31, 2023
VIPFLI-III-NPRT1-0523
1.830300.117
Domestic Equity Funds - 24.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	29,945	1,219,346
VIP Equity-Income Portfolio Investor Class (a)	42,352	995,701
VIP Growth & Income Portfolio Investor Class (a)	54,454	1,359,165
VIP Growth Portfolio Investor Class (a)	25,639	1,991,101
VIP Mid Cap Portfolio Investor Class (a)	9,490	317,054
VIP Value Portfolio Investor Class (a)	42,314	714,680
VIP Value Strategies Portfolio Investor Class (a)	24,737	356,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,809,688)		6,953,260

International Equity Funds - 23.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	232,287	2,369,331
VIP Overseas Portfolio Investor Class (a)	186,682	4,444,899
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,685,037)		6,814,230

Bond Funds - 49.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	394,162	3,677,530
Fidelity International Bond Index Fund (a)	106,694	964,514
Fidelity Long-Term Treasury Bond Index Fund (a)	128,109	1,377,170
VIP High Income Portfolio Investor Class (a)	105,090	472,906
VIP Investment Grade Bond II Portfolio - Investor Class (a)	797,771	7,650,624
TOTAL BOND FUNDS (Cost $15,042,137)		14,142,744

Short-Term Funds - 2.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.60% (a)(b) (Cost $748,109)	748,109	748,109

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,284,971)	28,658,343
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	28,658,343

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,560,576	119,270	123,443	344	(15,816)	136,943	3,677,530
Fidelity International Bond Index Fund	944,764	24,823	29,495	-	(1,064)	25,486	964,514
Fidelity Long-Term Treasury Bond Index Fund	1,448,780	45,610	205,375	10,957	(44,621)	132,776	1,377,170
VIP Contrafund Portfolio Investor Class	1,156,621	21,405	53,991	11,355	(31)	95,342	1,219,346
VIP Emerging Markets Portfolio Investor Class	2,620,289	104,459	470,848	4,124	(35,056)	150,487	2,369,331
VIP Equity-Income Portfolio Investor Class	1,036,411	11,737	58,846	-	3,136	3,263	995,701
VIP Government Money Market Portfolio Investor Class 4.60%	568,132	376,789	196,812	6,161	-	-	748,109
VIP Growth & Income Portfolio Investor Class	1,341,134	46,643	89,642	4,913	1,962	59,068	1,359,165
VIP Growth Portfolio Investor Class	1,816,680	94,039	89,662	12,563	(1,875)	171,919	1,991,101
VIP High Income Portfolio Investor Class	460,361	13,083	13,009	315	(298)	12,769	472,906
VIP Investment Grade Bond II Portfolio - Investor Class	7,074,624	497,302	150,012	3,072	(2,392)	231,102	7,650,624
VIP Mid Cap Portfolio Investor Class	323,440	4,668	21,699	758	2,499	8,146	317,054
VIP Overseas Portfolio Investor Class	4,298,505	28,671	317,092	-	489	434,326	4,444,899
VIP Value Portfolio Investor Class	747,753	8,653	53,715	-	9,849	2,140	714,680
VIP Value Strategies Portfolio Investor Class	370,411	7,632	28,184	890	5,796	558	356,213
	27,768,481	1,404,784	1,901,825	55,452	(77,422)	1,464,325	28,658,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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